FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE DISCLOSURES [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:
		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2017:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$455	$455	$—	$—
Securities available for sale
U.S. treasury	898	898	—	—
U.S. agency	25,682	—	25,682	—
U.S. agency residential mortgage-backed	137,918	—	137,918	—
U.S. agency commercial mortgage-backed	9,760	—	9,760	—
Private label mortgage-backed	29,109	—	29,109	—
Other asset backed	93,898	—	93,898	—
Obligations of states and political subdivisions	172,945	—	172,945	—
Corporate	47,853	—	47,853	—
Trust preferred	2,802	—	2,802	—
Foreign government	2,060	—	2,060	—
Loans held for sale	39,436	—	39,436	—
Capitalized mortgage loan servicing rights	15,699	—	—	15,699
Derivatives (1)	3,080	—	3,080	—
Liabilities
Derivatives (2)	1,292	—	1,292	—

Measured at Fair Value on a Non-recurring basis:
Assets
Impaired loans (3)
Commercial
Income producing - real estate	274	—	—	274
Land, land development & construction-real estate	9	—	—	9
Commercial and industrial	1,051	—	—	1,051
Mortgage
1-4 family	339	—	—	339
Resort lending	207	—	—	207
Other real estate (4)
Mortgage
1-4 family	186	—	—	186
Resort lending	65	—	—	65

(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes impaired loans with specific loss allocations based on collateral value.
(4)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2016:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$410	$410	$—	$—
Securities available for sale
U.S. agency	28,988	—	28,988	—
U.S. agency residential mortgage-backed	156,289	—	156,289	—
U.S. agency commercial mortgage-backed	12,632	—	12,632	—
Private label mortgage-backed	34,727	—	34,727	—
Other asset backed	146,709	—	146,709	—
Obligations of states and political subdivisions	170,899	—	170,899	—
Corporate	56,180	—	56,180	—
Trust preferred	2,579	—	2,579	—
Foreign government	1,613	—	1,613	—
Loans held for sale	35,946	—	35,946	—
Derivatives (1)	2,251	—	2,251	—
Liabilities
Derivatives (2)	975	—	975	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,163	—	—	8,163
Impaired loans (4)
Commercial
Income producing - real estate	255	—	—	255
Land, land development & construction-real estate	54	—	—	54
Commercial and industrial	1,342	—	—	1,342
Mortgage
1-4 family	361	—	—	361
Other real estate (5)
Commercial
Income producing - real estate (6)	2,863	—	2,863	—
Land, land development & construction-real estate	176	—	—	176
Mortgage
1-4 family	98	—	—	98
Resort lending	133	—	—	133

(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.
(6)	Level 2 valuation is based on a signed purchase agreement.

Changes in fair value for financial assets
Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:
	Net Gains (Losses) on Assets		Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings
	Securities	Mortgage Loans
	(In thousands)
2017
Trading securities	$45	$—	$—	$45
Loans held for sale	—	407	—	407
Capitalized mortgage loan servicing rights	—	—	(2,744)	(2,744)

2016
Trading securities	$262	$—	$—	$262
Loans held for sale	—	(277)	—	(277)

2015
Trading securities	$(55)	$—	$—	$(55)
Loans held for sale	—	90	—	90

Reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:
	Capitalized Mortgage Loan Servicing Rights
	2017	2016	2015
	(In thousands)
Beginning balance	$—	$—	$—
Change in accounting	14,213	—	—
Beginning balance, as adjusted	14,213	—	—
Total losses realized and unrealized:
Included in results of operations	(2,744)	—	—
Included in other comprehensive income	—	—	—
Purchases, issuances, settlements, maturities and calls	4,230	—	—
Transfers in and/or out of Level 3	—	—	—
Ending balance	$15,699	$—	$—

Amount of total losses for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$(2,744)	$—	$—

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis
Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:
	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
Capitalized mortgage loan servicing rights	$15,699	Present value of net servicing revenue	Discount rate Cost to service Ancillary income Float rate	9.88% to 11.00% $66 to $216 20 to 36 2.24% to 2.24%	10.11% $81 23 2.24%

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:
	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2017
Impaired loans
Commercial	$1,334	Sales comparison approach	Adjustment for differences between comparable sales	(32.5)% to 25.0%	(4.5)%

Mortgage	546	Sales comparison approach	Adjustment for differences between comparable sales	(21.1) to 34.1	(2.7)

Other real estate-Mortgage	251	Sales comparison approach	Adjustment for differences between comparable sales	(33.0) to 44.5	(1.0)
2016
Capitalized mortgage loan servicing rights	$ 8,163	Present value of net servicing revenue	Discount rate Cost to service Ancillary income Float rate	10.00% to 11.00% $66 to $168 20 to 40 1.97% to 1.97%	10.07% $ 83 24 1.97%

Impaired loans
Commercial (1)	1,446	Sales comparison approach	Adjustment for differences between comparable sales	(25.0)% to 17.0%	(1.5) %

Mortgage	361	Sales comparison approach	Adjustment for differences between comparable sales	(23.2) to 19.4	(4.7)

Other real estate
Commercial	176	Sales comparison approach	Adjustment for differences between comparable sales	(35.0) to 0.0	(22.5)

Mortgage and installment	231	Sales comparison approach	Adjustment for differences between comparable sales	(26.8) to 2.8	(5.1)

(1)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016, we had an impaired collateral dependent commercial relationship that totaled $0.2 million that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2016. Valuation techniques at December 31, 2016, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.

Aggregate fair value and aggregate remaining contractual principal balance for loans held for sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.
	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2017	$39,436	$844	$38,592
2016	35,946	437	35,509
2015	27,866	714	27,152